Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 8,524	$ 16,393
Trade and other receivables	1,605	2,357
Inventories (note 4)	1,759	2,691
Income taxes receivable		114
Prepaid expenses and other assets (note 5)	1,661	2,426
Assets held for sale (note 6)	286
Total current assets	13,835	23,981
Non-current assets
Restricted cash and cash equivalents	132	123
Property and equipment (note 7)	9,892	10,966
Total non-current assets	10,024	11,089
Total assets	23,859	35,070
Current liabilities
Accounts payable and accrued liabilities (note 8)	1,948	4,730
Provisions	329	376
Income taxes payable	118	105
Current portion of deferred revenues (note 3)	19	120
Current portion of lease liabilities	212	271
Warrant liability (note 10)	1,352	1,563
DSU liability	5	48
Total current liabilities	3,983	7,213
Non-current liabilities
Deferred revenues (note 3)	1,030	914
Provisions		9
Lease liabilities	1,959	2,039
Employee future benefits (note 9)	11,807	11,734
Total non-current liabilities	14,796	14,696
Total liabilities	18,779	21,909
Shareholders’ equity
Share capital (note 11)	22,622	22,486
Contributed surplus	4,168	4,268
Retained earnings (accumulated deficit)	(19,048)	(12,110)
Accumulated other comprehensive loss	(2,662)	(1,483)
Total Shareholders’ equity	5,080	13,161
Total liabilities and shareholders’ equity	$ 23,859	$ 35,070